Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defered Tax Assets	$ 463,000	$ 421,000
Defered Tax Liabilities	871,000	$ 32,000
Income Tax, Carry Forwards	400,000
Defered Tax Assets	80,000.00
Losses Carry Forward	400,000
Export Terminal Joint Venture [Member]
Defered Tax Assets	22,000,000.0
Income Tax, Carry Forwards	$ 21,500,000
Percentage of carry forwards utilized against future profits	80.00%